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                      SUPPLEMENT DATED AUGUST 15, 2014 TO

                       PROSPECTUS DATED MAY 1, 2014 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR VARIABLE ANNUITY PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

One of the Portfolios available in your contract, the ClearBridge Variable Large Cap Value Portfolio -- Class I (the "Portfolio") is misidentified in the "Subaccounts" section on page 15 of your prospectus as the "ClearBridge Variable All Cap Value Portfolio -- Class I." The Portfolio is correctly identified on page 1 of the prospectus. The reference to the Portfolio on page 15 is revised accordingly to reflect its proper name.

13739 SUPPA 08/15/14